Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Federal Home Loan Banks [Abstract]
Stockholders' Equity

Note 8 — Stockholders’ Equity

Series A Preferred Stock

In connection with the closing of the Business Combination, the Company designated and issued 10,000 shares of Series A preferred stock, par value $0.0001 per share, to RSL, all of which shares are outstanding as of December 31, 2019.

The holder(s) of the Series A preferred stock are entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter, and do not have cumulative voting rights.

The holder(s) of a majority of outstanding shares of Series A preferred stock, exclusively and as a separate class, are entitled to elect: (i) four Series A preferred directors, as long as the holder(s) of Series A preferred stock hold 50% or more of the voting power of all then-outstanding shares of capital stock entitled to vote generally at an election of directors, (ii) three Series A preferred directors, as long as the holder(s) of Series A preferred stock hold 40% or more but less than 50% of the voting power of all then-outstanding shares of capital stock entitled to vote generally at an election of directors, and (iii) two Series A preferred directors, as long as the holder(s) of Series A preferred stock hold 25% or more but less than 40% of the voting power of all then-outstanding shares of capital stock entitled to vote generally at an election of directors. Any Series A preferred director so elected may be removed without cause by, and only by, the affirmative vote of the holder(s) of Series A preferred stock given either at a special meeting of the holder(s) of Series A preferred stock duly called for that purpose or pursuant to a written consent of the holder(s) of Series A preferred stock.

Each share of Series A preferred stock is convertible at any time at the option of the holder into one share of common stock. On any transfer of shares of Series A preferred stock, whether or not for value, each such transferred share will automatically convert into one share of common stock, except for certain transfers described in the amended and restated certificate of incorporation.

Each share of Series A preferred stock will automatically convert into one share of common stock at such time as the holder(s) of Series A preferred stock hold less than 25% of the total voting power of the Company’s outstanding shares.

The Company shall not without the consent of the holder(s) of at least a majority of Series A preferred stock alter or repeal any provisions of the Company’s amended and restated certificate of incorporation or bylaws that adversely affect the powers, preferences or rights of the Series A preferred stock.

In the event of the Company’s liquidation, dissolution, or winding up, the holder(s) of the Series A preferred stock will receive first an amount per share equal to $0.01 and then the holders of the Series A preferred stock and the common stock will be entitled to share ratably in the assets legally available for distribution to stockholders after the payment of or provision for all of the Company’s debts and other liabilities, subject to the rights of any blank check preferred stock then outstanding.

Preferred Stock

In connection with the closing of the Business Combination, the Company authorized 10,010,000 shares of preferred stock par value $0.0001 per share. The board of directors has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. Other than the 10,000 shares designated Series A preferred stock, there were no issued and outstanding shares of preferred stock as of December 31, 2019.

Common Stock

In connection with the closing of the Business Combination, the Company authorized 500,000,000 shares of common stock, par value $0.0001 per share. Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the board of directors since the Company’s inception.

The Company has reserved the following shares of common stock for issuance:

	December 31, 2019	March 31, 2019
Conversion of Series A preferred stock	10,000	—
Options outstanding	4,209,573	189,269
Options available for future option grants	5,478,728	3,478,728
Common stock warrants	5,750,000	—

Total	15,448,301	3,667,997

Common Stock Warrants

In May 2019, the Sponsor purchased from HSAC an aggregate of 10,000,000 warrants (the “private warrants”) at $0.50 per private warrant (for a total purchase price of $5.0 million), with each warrant exercisable for one share of common stock at an exercise price of $11.50 per share simultaneously with the closing of HSAC’s initial public offering (the “IPO”) in May 2019. Pursuant to the Share Exchange Agreement, all of the private warrants were canceled upon the closing of the Business Combination. We did not recognize any expense on the cancellation of the private warrants.

As of December 31, 2019, 11,500,000 warrants were outstanding for the purchase one-half of one share of common stock (an aggregate of 5,750,000 shares) at a price of $11.50 per whole share, subject to adjustment. The warrants were issued by HSAC as part of the units sold in its IPO in May 2019 and are classified in equity. The warrants are exercisable commencing on May 14, 2020 and expire in December 2024 or earlier upon redemption or liquidation. The warrants are redeemable, at the Company’s option, in whole and not in part, at a price of $0.01 per warrant, upon a minimum of 30 days’ prior written notice of redemption, and if, and only if, the last sale price of the Company’s common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends a notice of redemption to the warrant holders.

See Note 3 – Business Combination and Recapitalization for a description of the Company’s Earnout Shares and Sponsor Restricted Shares, and related impact on Stockholders’ Equity.

Note 6 — Equity

[A] Overview:

The Company’s Memorandum of Association, filed on July 6, 2018 in Bermuda, authorized the creation of one class of shares. As of March 31, 2019 the Company had 489,066,238 shares authorized with a par value of $0.0001 per share.

[B] Transactions:

During the year ended March 31, 2019, RSL made aggregate cash contributions of $13,900,550 to the Company.

In December 2018 and January 2019, the Company issued 1,273,609 and 636,805 common shares respectively, at $7.85 per share to unrelated investors for total net proceeds of $14,745,760.